MFA 2026-NQM2 Trust ABS-15G

Exhibit 99.10 - Schedule 6

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXX	87760		xxxxx	Qualifying FICO	xxxxx	xxxxx	xxxxx	xxxxx
			xxxxx	Reviewed Total Debt Income Ratio	xxxxx	xxxxx	xxxxx	xxxxx
XXX	87985		xxxxx	Verified Doc Type	xxxxx	xxxxx	xxxxx	xxxxx